Recent accounting pronouncements (Details Narrative)	Mar. 31, 2026 $ / shares	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Product Information [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 1.00
Foreign currency exchange rate, translation		6.8980
Revenue, Remaining Performance Obligation, Amount		¥ 36,541,289	¥ 18,048,402
Engineering Solution Service [Member]
Product Information [Line Items]
Revenue, Remaining Performance Obligation, Amount		33,262,734
System Maintenance Revenue [Member]
Product Information [Line Items]
Revenue, Remaining Performance Obligation, Amount		¥ 13,523,072